FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 3,381,328	R$ 4,050,338	R$ 5,105,110	R$ 5,336,845
Loans, financing, debentures, financial lease and contingent consideration	(6,139,437)	(8,461,841)	(9,224,074)
Derivative financial instruments, net	56,150	143,754
Short-term investments pledged as collateral	76,934	81,486
EQUITY	71,607,027	69,461,358	R$ 69,244,419	R$ 68,567,242
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	3,381,328	4,050,338
Loans, financing, debentures, financial lease and contingent consideration	(6,139,437)	(8,461,841)
Derivative financial instruments, net	56,150	143,754
Asset guarantor of contingent consideration	465,686	446,144
Net debt	2,223,800	3,809,883
EQUITY	R$ 71,607,027	R$ 69,461,358
Net debt-to-equity ratio	3.11%	5.48%
Financing - BNB maturing 8/18/2022 | Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Short-term investments pledged as collateral	R$ 12,473	R$ 11,722